Trade and other receivables (Details 1) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loss allowance trade receivables	€ 0
Online payment service providers
Disclosure of financial assets [line items]
Trade receivables	181	115
Loss allowance trade receivables	0	0
Trade receivables at end of period	181	115
Corporate accounts
Disclosure of financial assets [line items]
Trade receivables	76	32
Loss allowance trade receivables	(2)	(1)
Trade receivables at end of period	74	31
Partners
Disclosure of financial assets [line items]
Trade receivables	15	10
Loss allowance trade receivables	(9)	(5)
Trade receivables at end of period	6	5
Other trade receivables
Disclosure of financial assets [line items]
Trade receivables	0	2
Loss allowance trade receivables	0	0
Trade receivables at end of period	€ 0	€ 2